Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accounts payable and accrued liabilities
Schedule of Accounts payable and accrued liabilities
	December 31, 2024	December 31, 2023
	$	$
Trade payable	118,481	362,198
Sales tax payable	487,901	653,792
Accrued liabilities	784,125	824,102

	1,390,507	1,840,092